SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
12. SUBSEQUENT EVENTS

On November 18, 2011, the Company received the first partial award and on January 17, 2012, the Company received the final award related to the first of the two newbuilding vessels we agreed to acquire on November 5, 2007. See note 11 for further details.

In November 2011, the Company took delivery of the second of the two newbuilding vessels from Samsung Heavy Industries Co. Ltd, Nordic Zenith, that we agreed to acquire in April, 2010. The vessel was financed from the resources of the Company and the remaining $29.1 million was paid to Samsung Heavy Industries upon delivery in November 2011.

In November 2011, the Company's board of directors declared a dividend of $0.30 per share in respect of the third quarter of 2011. The dividend was paid on December 2, 2011 to shareholders of record as of November 23, 2011.

In November 2011, the Company together with Frontline Ltd. established Orion Tankers LLC, which is owned equally by us and Frontline. The related Orion Tankers pool commenced operating from November 24, 2011. Subsequent to that specific date, each of our vessels exited the Gemini Tanker LLC arrangement and entered directly into cooperative arrangement with the Orion Tankers pool upon completion of previously fixed charters arranged by Gemini Tankers LLC.